Subsequent Events - Additional Information (Detail) (2014.1.1-2014.3.28) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Subsequent Event [Line Items]
Business acquisition cash consideration	$ 64.19	388.58